Deferred Revenue and Customer Deposits (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue and Customer Deposits (Textual)
China territory license period			5 years
China territory license, Expiration Date			Jun. 28, 2015
License Fees, Revenue	$ 23,333	$ 23,333	$ 46,666	$ 96,666	$ 243,332	$ 146,666